STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan’s interest in the Master Trust	$ 56.3	$ 53.9
Notes receivable from participants	2.3	2.1
NET ASSETS AVAILABLE FOR BENEFITS	$ 58.6	$ 56.0